Newday Ocean Health ETF

SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Common Stocks - 99.7%	Shares	Value
Apparel - 1.9%
Hanesbrands, Inc.	1,269	$14,188
Nike, Inc. - Class B	123	14,135
		28,323
Auto Manufacturers - 1.8%
Tesla, Inc.(1)	30	26,743

Banks - 2.8%
Comerica, Inc.	183	14,232
First BanCorp	1,044	15,754
Pathward Financial, Inc.	366	12,341
		42,327
Biotechnology - 4.1%
Amgen, Inc.	150	37,121
Regeneron Pharmaceuticals, Inc.(1)	45	26,176
		63,297
Chemicals - 1.9%
Air Products and Chemicals, Inc.	60	14,894
Minerals Technologies, Inc.	219	14,631
		29,525
Commercial Services - 3.1%
Stride, Inc.(1)	1,051	46,959

Computers - 14.0%
Accenture PLC - Class A	147	45,020
Apple, Inc.	516	83,855
Dell Technologies, Inc. - Class C	438	19,737
Genpact Ltd.	840	40,387
HP, Inc.	753	25,143
		214,142
Cosmetics & Personal Care - 3.8%
Colgate-Palmolive Co.	474	37,323
The Procter & Gamble Co.	153	21,253
		58,576
Diversified Financial Services - 2.0%
Raymond James Financial, Inc.	312	30,723

Electronics - 3.8%
Agilent Technologies, Inc.	231	30,977
Garmin Ltd.	285	27,822
		58,799
Engineering & Construction - 1.9%
Jacobs Engineering Group, Inc.	216	29,657

Environmental Control - 11.3%
Clean Harbors, Inc.(1)	309	30,155
Hitachi Zosen Corp.	5,946	37,009
Republic Services, Inc.	225	31,199
Tetra Tech, Inc.	270	41,383
Waste Management, Inc.	195	32,089
		171,835
Food - 7.1%
Austevoll Seafood ASA	2,907	35,671
Ingles Markets, Inc. - Class A	330	31,502
The Hershey Co.	180	41,033
		108,206
Healthcare - Products - 8.7%
Abbott Laboratories	192	20,897
Qiagen N.V.(1)	825	40,953
Thermo Fisher Scientific, Inc.	66	39,495
Waters Corp.(1)	87	31,671
		133,016
Healthcare - Services - 1.9%
Elevance Health, Inc.	60	28,626

Internet - 5.0%
Alphabet, Inc. - Class C(1)	660	76,982

Machinery - Diversified - 1.6%
Xylem Inc.	261	24,020

Miscellaneous Manufacturers - 1.5%
Eaton Corp PLC	159	23,594

Pharmaceuticals - 3.4%
AmerisourceBergen Corp.	252	36,774
CVS Health Corp.	159	15,213
		51,987
Retail - 2.4%
The Home Depot Inc.	48	14,445
Target Corp.	138	22,547
		36,992

Software - 8.1%
Adobe, Inc.(1)	69	28,298
Microsoft Corp.	225	63,167
Oracle Corp.	417	32,459
		123,924
Telecommunications - 1.0%
Cisco Systems, Inc.	333	15,108

Transportation - 1.0%
Norfolk Southern Corp.	60	15,070

Water - 5.6%
American Water Works Co, Inc.	387	60,155
Essential Utilities, Inc.	477	24,776
		84,931
Total Common Stocks
(Cost $1,440,803)		1,523,362

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 1.696%(2)	4,048	4,048
Total Short-Term Investments
(Cost $4,048)		4,048

Total Investments in Securities - 100.0%
(Cost $1,444,851)		1,527,410
Liabilities in Excess of Other Assets - 0.0%		(14)
Total Net Assets - 100.0%		$1,527,396

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of July 31, 2022.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at July 31, 2022 (Unaudited)

The Newday Ocean Health ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$1,523,362	$—	$—	$1,523,362
Short-Term Investments	—	4,048	—	—	4,048
Total Investments in Securities	$—	$1,527,410	$—	$—	$1,527,410

(1)See Schedule of Investments for the industry breakout.